SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2013
Segment Information Disclosure [Abstract]
Segment Information Disclosure

16.       SEGMENT INFORMATION

Effective in the first quarter of 2014, the Company determined it has three reportable segments, which have been determined based on how management evaluates and manages the business. The Company has recast its financial information and disclosures for prior periods to reflect the segment disclosures as if the presentation structure had been in effect throughout all periods presented.

The Company classifies its operations into the following reportable segments:

  Residential Services, which principally consists of video, high-speed data and voice services provided to residential customers as well as other residential services, including home automation and monitoring.

  Business Services, which principally consists of data, video and voice services provided to business customers as well as other business services, including enterprise-class, cloud-enabled hosting, managed applications and services.

  Other Operations, which principally consists of (i) Time Warner Cable Media (“TWC Media”), the advertising arm of TWC, (ii) TWC-owned and/or operated regional sports networks (“RSNs”) and local sports, news and lifestyle channels (e.g., Time Warner Cable News NY1) and (iii) other operating revenues and costs, including those derived from the Advance/Newhouse Partnership and home shopping network-related services. The business units reflected in the Other Operations segment individually do not meet the thresholds to be reported as separate reportable segments.

In addition to the above reportable segments, the Company has shared functions (referred to as “Shared Functions”) that include activities not attributable to a specific reportable segment. Shared Functions consists of operating costs and expenses associated with broad “corporate” functions (e.g., accounting and finance, information technology, executive management, legal and human resources) or functions supporting more than one reportable segment that are centrally managed (e.g., facilities, network operations, vehicles and procurement) as well as other activities not attributable to a reportable segment. As such, the reportable segment results reflect how management views such segments in assessing financial performance and allocating resources and are not necessarily indicative of the results of operations that each segment would have achieved had they operated as stand-alone entities during the periods presented.

In evaluating the profitability of the Company's segments, the components of net income (loss) below OIBDA, as defined below, are not separately evaluated by management at the segment level. Due to the nature of the Company's operations, a majority of its assets, including its distribution systems, are utilized across the Company's operations and are not segregated by segment. In addition, segment assets are not reported to, or used by, management to allocate resources or assess the performance of the Company's segments. Accordingly, the Company has not disclosed asset information by segment.

Segment information for the years ended December 31, 2013, 2012 and 2011 is as follows (in millions):

	Year Ended December 31, 2013
	Residential	Business	Other
	Services	Services	Operations	Shared	Intersegment	Total
	Segment	Segment	Segment	Functions	Eliminations	Consolidated
Revenue(a)	$18,402	$2,312	$1,602	$—	$(196)	$22,120
Operating costs and expenses	(9,714)	(961)	(769)	(2,892)	196	(14,140)
Merger-related and
restructuring costs	—	—	—	(119)	—	(119)
OIBDA	$8,688	$1,351	$833	$(3,011)	$—	7,861
Depreciation						(3,155)
Amortization						(126)
Operating Income						$4,580

	Year Ended December 31, 2012
	Residential	Business	Other
	Services	Services	Operations	Shared	Intersegment	Total
	Segment	Segment	Segment	Functions	Eliminations	Consolidated
Revenue(a)	$18,175	$1,901	$1,460	$—	$(150)	$21,386
Operating costs and expenses	(9,463)	(779)	(614)	(2,856)	150	(13,562)
Merger-related and
restructuring costs	—	—	—	(115)	—	(115)
OIBDA	$8,712	$1,122	$846	$(2,971)	$—	7,709
Depreciation						(3,154)
Amortization						(110)
Operating Income						$4,445

	Year Ended December 31, 2011
	Residential	Business	Other
	Services	Services	Operations	Shared	Intersegment	Total
	Segment	Segment	Segment	Functions	Eliminations	Consolidated
Revenue(a)	$17,093	$1,469	$1,241	$—	$(128)	$19,675
Operating costs and expenses	(8,906)	(614)	(459)	(2,598)	128	(12,449)
Merger-related and
restructuring costs	—	—	—	(70)	—	(70)
Asset impairments	—	—	—	(60)	—	(60)
OIBDA	$8,187	$855	$782	$(2,728)	$—	7,096
Depreciation						(2,994)
Amortization						(33)
Operating Income						$4,069

——————————

  Revenue derived from outside the U.S. was insignificant in all periods presented. No single customer accounted for a significant amount of revenue in any period presented.

Intersegment Eliminations relates to the programming provided to the Residential Services and Business Services segments by the Company's RSNs and local sports, news and lifestyle channels. These services are reflected as programming expense for the Residential Services and Business Services segments and as revenue for the Other Operations segment.

Intersegment revenue for the years ended December 31, 2013, 2012 and 2011 consisted of the following (in millions):

	Year Ended December 31,
	2013	2012	2011
Residential Services	$—	$—	$—
Business Services	—	—	—
Other Operations	196	150	128
Total intersegment revenue	$196	$150	$128

The Company's revenue for the years ended December 31, 2013, 2012 and 2011 was derived from the following sources (in millions):

	Year Ended December 31,
	2013	2012	2011
Residential Services revenue:
Video	$10,481	$10,917	$10,589
High-speed data	5,822	5,090	4,476
Voice	2,027	2,104	1,979
Other	72	64	49
Total Residential Services revenue	18,402	18,175	17,093
Business Services revenue:
Video	347	323	286
High-speed data	1,099	912	727
Voice	421	306	197
Wholesale transport	251	184	154
Other	194	176	105
Total Business Services revenue	2,312	1,901	1,469
Other Operations revenue:
Advertising	1,019	1,053	880
Other	583	407	361
Total Other Operations revenue	1,602	1,460	1,241
Intersegment eliminations	(196)	(150)	(128)
Total revenue	$22,120	$21,386	$19,675

Use of OIBDA

Management uses Operating Income before Depreciation and Amortization (“OIBDA”), among other measures, in evaluating the segment's performance because it eliminates the effects of (i) considerable amounts of noncash depreciation and amortization and (ii) items not within the control of the Company's operations managers (such as income tax provision, other income (expense), net, and interest expense, net). Management also uses this measure to evaluate the Company's consolidated operating performance and to allocate resources and capital to the segments. Performance measures derived from OIBDA are also used in the Company's annual incentive compensation programs. In addition, this measure is commonly used by analysts, investors and others in evaluating the Company's performance.

This measure has inherent limitations. For example, OIBDA does not reflect capital expenditures or the periodic costs of certain capitalized assets used in generating revenue. To compensate for such limitations, management evaluates the Company's consolidated performance through, among other measures, various cash flow measures, which reflect capital expenditure decisions, and net income attributable to TWC shareholders, which reflects the periodic costs of capitalized assets. OIBDA also fails to reflect the significant costs borne by the Company for income taxes and debt servicing costs, the results of the Company's equity investments and other non-operational income or expense. Management compensates for these limitations by using other analytics such as a review of net income attributable to TWC shareholders.

This non-GAAP measure should be considered in addition to, not as a substitute for, the Company's Operating Income and net income attributable to TWC shareholders, as well as other measures of financial performance reported in accordance with GAAP, and may not be comparable to similarly titled measures used by other companies.